Provisions and contingent liabilities - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contingent liabilities with possible losses
Deduction limit from a borrower's salary	30.00%
Income tax and social contribution
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	R$ 63,301	R$ 72,259